ANALYSIS OF OPERATING SEGMENTS - Income by country (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Interest income	$ 25,919,198	$ 26,971,902	$ 27,651,699
Income from commissions and fees	4,784,225	4,477,604	4,215,764
Banking service fees	1,733,348	1,614,067	1,545,111
Pension and severance fund management	1,282,053	1,174,608	978,504
Credit card fees	935,349	962,774	987,129
Trust activities and portfolio management services	569,710	495,929	463,194
Storage services	203,814	181,804	188,191
Bonded warehouse services	203,814	181,804	188,191
Office network services	20,228	16,289	21,638
Commissions on drafts, checks and checkbooks	17,652	20,122	22,941
Other commissions	22,071	12,011	9,056
Share of profit of equity accounted investees, net of tax	350,935	378,396	371,397
Dividends	126,700	141,867	119,988
Income from sales of goods and services	10,396,794	11,048,600	11,223,556
Other income	2,963,294	1,878,567	2,481,960
Total income	44,541,146	44,896,936	46,064,364
Energy and Gas
Disclosure of operating segments [line items]
Income from sales of goods and services	6,842,019	6,908,922	6,158,616
Income from goods and services from non-financial sector	6,842,019	6,908,922	6,158,616
Infrastructure
Disclosure of operating segments [line items]
Income from sales of goods and services	2,251,323	2,950,048	3,954,197
Income from goods and services from non-financial sector	2,251,323	2,950,048	3,954,197
Hotels
Disclosure of operating segments [line items]
Income from sales of goods and services	732,535	631,218	598,895
Income from goods and services from non-financial sector	732,535	631,218	598,895
Agribusiness
Disclosure of operating segments [line items]
Income from sales of goods and services	302,811	309,868	296,804
Income from goods and services from non-financial sector	302,811	309,868	296,804
Other services
Disclosure of operating segments [line items]
Income from sales of goods and services	268,106	248,544	215,044
Income from goods and services from non-financial sector	268,106	248,544	215,044
COLOMBIA
Disclosure of operating segments [line items]
Interest income	25,193,352	26,169,433	26,970,768
Income from commissions and fees	4,765,239	4,459,083	4,196,458
Banking service fees	1,715,266	1,596,470	1,526,772
Pension and severance fund management	1,282,053	1,174,608	978,504
Credit card fees	934,968	962,397	986,721
Trust activities and portfolio management services	569,710	495,929	463,194
Bonded warehouse services	203,814	181,804	188,191
Office network services	20,228	16,289	21,638
Commissions on drafts, checks and checkbooks	17,129	19,575	22,382
Other commissions	22,071	12,011	9,056
Share of profit of equity accounted investees, net of tax	350,935	378,396	371,397
Dividends	126,218	141,867	119,988
Income from sales of goods and services	9,440,607	10,009,174	10,305,957
Other income	2,916,127	1,846,367	2,487,761
Total income	42,792,478	43,004,320	44,452,329
COLOMBIA | Energy and Gas
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	5,912,997	5,893,834	5,263,794
COLOMBIA | Infrastructure
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	2,251,323	2,950,048	3,954,197
COLOMBIA | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	705,370	606,880	576,118
COLOMBIA | Agribusiness
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	302,811	309,868	296,804
COLOMBIA | Other services
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	268,106	248,544	215,044
PANAMA
Disclosure of operating segments [line items]
Interest income	612,961	684,979	568,515
Income from commissions and fees	16,471	15,956	17,071
Banking service fees	15,567	15,032	16,104
Credit card fees	381	377	408
Commissions on drafts, checks and checkbooks	523	547	559
Dividends	161
Other income	19,605	15,842	(11,091)
Total income	649,198	716,777	574,495
BARBADOS
Disclosure of operating segments [line items]
Interest income	75,175	74,752	62,818
Income from commissions and fees	2,515	2,565	2,116
Banking service fees	2,515	2,565	2,116
Dividends	321
Other income	3,011	286	(294)
Total income	81,022	77,603	64,640
PERU
Disclosure of operating segments [line items]
Interest income	37,709	42,731	49,582
Income from commissions and fees			119
Banking service fees			119
Income from sales of goods and services	956,187	1,039,426	917,599
Other income	24,551	16,072	5,584
Total income	1,018,447	1,098,229	972,884
PERU | Energy and Gas
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	929,022	1,015,088	894,822
PERU | Hotels
Disclosure of operating segments [line items]
Income from goods and services from non-financial sector	27,165	24,338	22,777
BRAZIL
Disclosure of operating segments [line items]
Interest income	1
Total income	$ 1
Other countries
Disclosure of operating segments [line items]
Interest income		7	16
Total income		$ 7	$ 16